Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	December 31,	December 31,
	2014	2013
Gaming revenues receivable	$1,529,052	$5,182,352